ADVANCES AND NON-CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Advances And Non-convertible Notes Payable
SCHEDULE OF CURRENT AND LONG TERM PRINCIPAL DUE UNDER NON CONVERTIBLE NOTE

The following table details the current and long-term principal due under non-convertible notes as of September 30, 2022.

Principal
Non-Convertible Note ($5,000 current)	$5,000
Sheppard Mullin Resolution Agreement ($70,000 current)	70,000
GM Financial ($14,837 current)	68,004
Equipment Financing Loan ($218,525 current)	937,810
Secured Promissory Note ($993,564 current)	2,980,692
Deed of Trust Note ($53,712 current)	600,000
Deed of Trust Note ($53,712 current)	600,000
Libertas Advance ($1,815,000 current)	1,815,000
Lendspark Advance ($771,071 current)	771,071
Debt Discount	(1,192,007)
Total Principal of Non-Convertible Notes, net	$6,655,570

The following table details the current and long-term principal due under non-convertible notes as of December 31, 2021.

	Principal (Current)	Principal (Long Term)
Non-Convertible Note (subsequently settled)	$55,000	$-
Non-Convertible Note	5,000	-
Sheppard Mullin Resolution Agreement	180,000	25,000
Total Principal of Non-Convertible Notes	$240,000	$25,000